Fair Value of Financial Instruments (Details) - Schedule of fair value inputs and valuation techniques - Fair Value of Financial Instruments [Member]	12 Months Ended
Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	50.00%
Risk-free interest rate	0.10%
Dividend yield